Housing loans and deposits from customers in the banking business (Tables)	12 Months Ended
Mar. 31, 2012
Aggregate Amounts of Annual Maturities of Time Deposits with Remaining Term of More Than One Year

At March 31, 2012, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions
2014	32,531
2015	11,421
2016	9,064
2017	3,946
2018	2,104
Later years	33,721

Total	92,787